Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Disclosure of detailed information of inventories

	2025	2024
	$m	$m
Cryptocurrency - Trading	46.8	6.9
Carbon emission certificates and credits - Trading	8.8	6.5
Warranted metals - Trading	166.1	—
Recyclable scrap metals	85.5	22.4
Minor metals	112.9	—
Precious metals	63.6	—
Total inventories at fair value less cost to sell	483.7	35.8
The fair value movements charged to profit and loss are as follows:

	Cost	Fair value movement	Inventory
	2025	2025	2025
	$m	$m	$m
Cryptocurrency - Trading	56.5	(9.7)	46.8
Carbon emission certificates and credits - Trading	8.8	—	8.8
Warranted metals - Trading	128.0	38.1	166.1
Recyclable scrap metals	81.5	4.0	85.5
Minor metals	80.8	32.1	112.9
Precious metals	38.4	25.2	63.6
	394.0	89.7	483.7

	Cost	Fair value movement	Inventory
	2024	2024	2024
	$m	$m	$m
Cryptocurrencies	8.9	(2.0)	6.9
Carbon emission certificates and credits	6.5	—	6.5
Recyclable scrap metals	22.6	(0.2)	22.4
	38.0	(2.2)	35.8